ORGANIZATION AND NATURE OF THE BUSINESS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
6.50% Class A Cumulative Redeemable Perpetual Units, Series 1
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.50%
6.375% Class A Cumulative Redeemable Perpetual Units, Series 2
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.375%
5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.75%
6.25% Class A Cumulative Redeemable Units, Series 1
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.25%
Brookfield Property Partners L.P.
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	36.00%	36.00%